Income Taxes - Deferred Tax Assets and Liabilities (Detail) (USD $)	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets relating to:
Net operating loss carryforwards		$ 11,511,000	$ 5,843,603	$ 3,969,055
Liability for mortgage repurchases and indemnifications		1,086,000	735,478
Incentive compensation accrual		1,070,000
Deferred rent and leasehold improvements		317,000
Vacation accrual and contributions		47,000
Stock-based compensation		300,000
Total deferred tax assets		14,331,000	6,579,081	3,969,055
Deferred tax liabilities relating to:
Property and equipment		989,000
Fixed assets, intangibles and other			(873,674)	(126,244)
Intangible assets		293,000
Loans held for sale and derivatives		1,628,000	(4,258,143)	(875,667)
Mortgage servicing rights		37,482,000	(15,828,479)	(6,623,196)
Deferred income taxes, net		40,392,000	(20,960,296)	(7,625,107)
Net deferred tax liabilities		26,061,000
Net deferred tax asset (liability)	$ (26,868,000)	$ (26,061,000)	$ (14,381,215)	$ (3,656,052)